Group Balance Sheets - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Non-current assets
Property, plant and equipment	$ 2,245	$ 2,292
Intangible assets	37	46
Restricted cash	6	5
Restricted investments	237	203
Investments in associates	6	4
Inventories	3	3
Trade and other receivables	18	14
Derivative financial instruments	6	24
Other non-current assets	1	0
Total non-current assets	2,559	2,591
Current assets
Inventories	127	86
Restricted cash	3	1
Trade and other receivables	83	76
Derivative financial instruments	39	117
Cash and cash equivalents	51	95
Total current assets	303	375
Total assets	2,862	2,966
Share capital and reserves
Share capital and premium	4,115	4,036
Other reserves	(1,402)	(1,255)
Accumulated loss	(878)	(547)
Total equity	1,835	2,234
Non-current liabilities
Deferred tax liabilities	83	130
Provision for environmental rehabilitation	240	201
Provision for silicosis settlement	67	70
Retirement benefit obligation	13	14
Borrowings	357	23
Other non-current liabilities	3	1
Derivative financial instruments	1	0
Total non-current liabilities	764	439
Current liabilities
Borrowings	50	140
Trade and other payables	198	153
Derivative financial instruments	15	0
Total current liabilities	263	293
Total equity and liabilities	$ 2,862	$ 2,966